ASSETS HELD FOR SALE - Summary Of Major Classes Of Assets Held For Sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale	$ 8,503	$ 21,777
Japan Ski Resort [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		4,072
Property and equipment, net [Member] | Japan Ski Resort [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		2,217
Operating lease right-of-use assets [Member] | Japan Ski Resort [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		672
Cash and cash equivalents [Member] | Japan Ski Resort [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		234
Other [Member] | Japan Ski Resort [Member]
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		$ 949